Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Financial assets
Securities	$ 172,273	$ 161,401
Cash collateral on securities borrowed	14,623	12,368
Securities purchased under resale agreements	64,424	67,572
Loans
Residential mortgages	261,986	251,526
Credit card	15,087	11,134
Business and government	172,475	150,213
Derivative instruments	46,665	35,912
Customers' liability under acceptances	11,736	10,958
Deposits
Bank	22,495	20,246
Derivative instruments	45,054	32,101
Obligations related to securities sold short	18,970	22,790
Obligations related to securities sold under repurchase agreements	66,837	71,880
Subordinated indebtedness	6,291	5,539
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	47,591	56,701
Securities	47,064	35,159
Cash collateral on securities borrowed	14,623	12,368
Securities purchased under resale agreements	58,726	60,482
Loans
Residential mortgages	261,663	251,230
Personal	43,162	41,129
Credit card	14,383	10,509
Business and government	143,656	123,054
Customers' liability under acceptances	11,736	10,958
Other assets	23,422	21,054
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	429	296
Securities	67,953	72,192
Securities purchased under resale agreements	5,698	7,090
Loans
Residential mortgages	7	16
Business and government	27,564	25,651
Derivative instruments	46,665	35,912
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities		53
Loans
Business and government	259	332
Financial assets at fair value through OCI [member]
Financial assets
Securities	57,256	53,997
Carrying value [member]
Financial assets
Cash and deposits with banks	48,020	56,997
Securities	172,273	161,401
Cash collateral on securities borrowed	14,623	12,368
Securities purchased under resale agreements	64,424	67,572
Loans
Residential mortgages	261,670	251,246
Personal	43,162	41,129
Credit card	14,383	10,509
Business and government	171,479	149,037
Derivative instruments	46,665	35,912
Customers' liability under acceptances	11,736	10,958
Other assets	23,422	21,054
Financial liabilities at amortised cost [member]
Deposits
Personal	214,948	205,461
Business and government	358,683	334,632
Bank	22,495	20,246
Secured borrowings	47,400	41,539
Acceptances	11,767	10,961
Cash collateral on securities lent	3,094	2,463
Obligations related to securities sold under repurchase agreements	62,983	67,905
Other liabilities	21,120	16,854
Subordinated indebtedness	6,291	5,539
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	45,054	32,101
Obligations related to securities sold short	18,970	22,790
Other liabilities	117	113
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	10,281	8,471
Business and government	10,286	9,756
Secured borrowings	1,394	1,053
Obligations related to securities sold under repurchase agreements	3,854	3,975
Other liabilities	99	51
Carrying value [member]
Deposits
Personal	225,229	213,932
Business and government	368,969	344,388
Bank	22,495	20,246
Secured borrowings	48,794	42,592
Derivative instruments	45,054	32,101
Acceptances	11,767	10,961
Obligations related to securities sold short	18,970	22,790
Cash collateral on securities lent	3,094	2,463
Obligations related to securities sold under repurchase agreements	66,837	71,880
Other liabilities	21,336	17,018
Subordinated indebtedness	6,291	5,539
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	48,020	56,997
Securities	171,295	161,712
Cash collateral on securities borrowed	14,623	12,368
Securities purchased under resale agreements	64,424	67,572
Loans
Residential mortgages	256,689	249,786
Personal	43,067	41,114
Credit card	14,481	10,509
Business and government	171,111	148,960
Derivative instruments	46,665	35,912
Customers' liability under acceptances	11,736	10,958
Other assets	23,422	21,054
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(978)	311
Loans
Residential mortgages	(4,981)	(1,460)
Personal	(95)	(15)
Credit card	98
Business and government	(368)	(77)
Financial liabilities at fair value [member]
Deposits
Personal	224,727	213,949
Business and government	369,611	345,533
Bank	22,495	20,246
Secured borrowings	48,672	42,838
Derivative instruments	45,054	32,101
Acceptances	11,767	10,961
Obligations related to securities sold short	18,970	22,790
Cash collateral on securities lent	3,094	2,463
Obligations related to securities sold under repurchase agreements	66,837	71,880
Other liabilities	21,336	17,018
Subordinated indebtedness	6,418	5,820
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(502)	17
Business and government	642	1,145
Secured borrowings	(122)	246
Subordinated indebtedness	$ 127	$ 281